Investments in Local Limited Partnerships	12 Months Ended
Mar. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Investments in Local Limited Partnerships

NOTE 2 - INVESTMENTS IN LOCAL LIMITED PARTNERSHIPS

As of March 31, 2013, and 2012, the Partnership owned Limited Partnership interest in 10, and 11, respectively, Local Limited Partnerships, each of which owns one Housing complex, consisting of an aggregate of 573,and 597, respectively, apartment units. The respective Local General Partners of the Local Limited Partnerships manage the day-to-day operations of the entities. Significant Local Limited Partnership business decisions require approval from the Partnership. The Partnership, as a limited partner, is generally entitled to 99%, as specified in the Local Limited Partnership agreements, of the operating profits and losses, taxable income and losses and Low Income Housing Tax Credits of the Local Limited Partnerships, except for one of the investments for which the Partnership is entitled to 49.49% of such amount.

The Partnership’s Investments in Local Limited Partnerships as shown in the balance sheets at March 31, 2013, and 2012, are approximately $(628,000), and $(1,246,000), respectively less than the Partnership's equity at the preceding December 31 as shown in the Local Limited Partnerships’ combined condensed financial statements presented below. This difference is primarily due to acquisition, selection, and other costs related to the acquisition of the investments which have been capitalized in the Partnership's investment account, impairment losses recorded in the Partnership’s investment account and capital contributions payable to the Local Limited Partnerships which were netted against partner capital in the Local Limited Partnership’s financial statements. The Partnership’s equity in losses of Local Limited Partnerships is also lower than the Partnership’s equity as shown in the Local Limited Partnership’s combined condensed financial statements due to the estimated losses recorded by the Partnership for the three month period ended March 31.

The Partnership reviews its investments in Local Limited Partnerships for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the sum of the total amount of the remaining Low Income Housing Tax Credits allocated to the Partnership and any estimated residual value of the investment. For the years ended March 31, 2013, 2012, and 2011, impairment expense related to investments in Local Limited Partnerships was $0, $0, and $87,338, respectively.

For the years ended March 31, 2013, 2012, and 2011, the Partnership also evaluated its intangibles for impairment in connection with its investments in Local Limited Partnerships. Impairment on the intangibles is measured by comparing the Partnership’s total investment balance after impairment of investments in Local Limited Partnerships to the sum of the total of remaining Low Income Housing Tax Credits allocated to the Partnership and any estimated residual value of the investment. During the years ended March 31, 2013, 2012, and 2011, no impairment loss was recorded against the related intangibles.

At March 31, 2013, and 2012 ,the investment accounts in certain Local Limited Partnerships have reached a zero balance. Consequently, a portion of the Partnership’s estimate of its share of losses for the years ended March 31, 2013, 2012, and 2011, amounting to approximately $575,000, $527,000, and $625,000, respectively, have not been recognized. As of March 31, 2013, the aggregate share of net losses not recognized by the Partnership amounted to approximately $3,196,000.

The following is a summary of the equity method activity of the investments in the Local Limited Partnerships for the periods presented:

	For The Years Ended March 31,

	2013	2012	2011

Investments per balance sheet, beginning of year	629,335	606,786	$697,775
Impairment loss	—	—	(87,338)
Equity inincome (losses)of Local Limited Partnerships	38,184	37,676	20,687
Amortization of paid acquisition fees and costs	(7,200)	(7,200)	(7,200)
Distributions received from Local Limited Partnerships	(9,851)	(7,927)	(17,138)

Investment per balance sheet, end of year	650,468	629,335	$606,786

	For the Years Ended March 31,

	2013	2012	2011

Investments in Local Limited Partnerships, net	547,889	519,556	$489,807
Acquisition fees and costs, net of accumulated amortization of $34,200, $27,000,and $19,800	102,579	109,779	116,979
Investments per balance sheet, end of period	650,468	629,335	$606,786

The financial information from the individual financial statements of the Local Limited Partnerships include rental and interest subsidies. Rental subsidies are included in total revenues and interest subsidies are generally netted in interest expense. Approximate combined condensed financial information from the individual financial statements of the Local Limited Partnerships as of December 31 and for the years then ended is as follows:

COMBINED CONDENSED BALANCE SHEETS

	2012	2011	2010
ASSETS
Buildings and improvements (net of accumulated depreciation for 2012, 2011, and 2010 of $13,626,000, $12,975,000, and $12,432,000, respectively)	15,298,000	16,371,000	$19,188,000
Land	2,203,000	2,210,000	2,240,000
Other assets	2,961,000	2,923,000	2,954,000
Total assets	20,462,000	21,504,000	$24,382,000

LIABILITIES
Mortgage and construction loans payable	13,716,000	14,812,000	$14,742,000
Due to affiliates	1,450,000	1,049,000	872,000
Other liabilities	875,000	629,000	1,674,000

Total liabilities	16,041,000	16,490,000	17,288,000

PARTNERS' CAPITAL
WNC Housing Tax Credit Fund V, L.P., Series 4	1,278,000	1,875,000	2,686,000
Other partners	3,143,000	3,139,000	4,408,000
Total partners’ equity	4,421,000	5,014,000	7,094,000
Total liabilities and partners’ equity	20,462,000	21,504,000	$24,382,000

COMBINED CONDENSED STATEMENTS OF OPERATIONS

	2012	2011	2010

Revenues	$3,443,000	$3,366,000	$3,481,000

Expenses:
Operating expenses	2,439,000	2,288,000	2,452,000
Interest expense	575,000	601,000	616,000
Depreciation and amortization	930,000	933,000	987,000

Total expenses	3,944,000	3,822,000	4,055,000

Net loss	$(501,000)	$(456,000)	$(574,000)

Net loss allocable to the Partnership	$(537,000)	$(489,000)	$(604,000)

Net income (loss) recorded by the Partnership	$38,000	$38,000	$21,000

 Certain Local Limited Partnerships have incurred significant operating losses and/or have working capital deficiencies. In the event these Local Limited Partnerships continue to incur significant operating losses, additional capital contributions by the Partnership and/or the Local General Partner may be required to sustain the operations of such Local Limited Partnerships. If additional capital contributions are not made when they are required, the Partnership's investment in certain of such Local Limited Partnerships could be impaired, and the loss and recapture of the related Low Income Housing Tax Credits could occur.

Troubled Housing Complexes

During the year ended March 31, 2006, Associates was advised that Lamar Plaza Apartments, (“Lamar Plaza”) a Local Limited Partnership, was experiencing a significant drop in occupancy and thereby cash flow due to three major employers discontinuing operations in the area. As a result of the foregoing, the Local Limited Partnership was added to the watch list and classified as a secondary concern level property. In December of 2006, Lamar Plaza’s occupancy dropped to its lowest level to date, 36% occupancy. The Local General Partner continued to meet Lamar Plaza’s cash flow deficit requirements and changed management agents in April 2007. Subsequent to this management change, occupancy had steadily rebounded through aggressive marketing techniques to reach 97% as of March 31, 2008 with corresponding cash deficits on the decline. Occupancy had continued to hold steady at 96% with slight cash flow deficits that were funded from reserves up until its sale on December 31, 2010.

Although Lamar Plaza was sold on December 31, 2010 the Local Limited Partnership continued to be monitored since the Compliance Period was not completed until December 31, 2012. It was revealed in 2011 that the economic occupancy was 94%, indicating a consistent occupancy of above 90%. However, the asset experienced a temporary reduction in occupancy during the third quarter of 2012, but ended the year with 100%. The investment balance for Lamar Plaza as of March 31, 2010, 2009, 2008, and 2007 was $0, $0, $16,650, and $179,043, respectively. No recapture of Low Income Housing Tax Credits was experience subsequent to the sale of this Local Limited Partnership.

Another Local Limited Partnership, Wynwood Place, L.P. (“Wynwood Place”), in which the Partnership owns a 99.98% interest, struggled with occupancy and cash flow beginning in early 2002. The original Local General Partner funded operating deficits through May 2006 totaling $42,198, at which time they sought and brought forth an acceptable replacement Local General Partner, Greystone Affordable Housing, GP, LLC (“Greystone”). Associates approved this substitute Local General Partner as well as a related management agent of Greystone to manage the property. Through the year ended March 31, 2008, Greystone had advanced $155,266 to meet operating deficits and fund necessary renovation work at Wynwood Place. Occupancy and overall performance of the property has continued to improve with Greystone as both general partner and management agent. The property continued to not be able to generate enough cash flows to meet its financial obligations. A large storm in 2011 resulted in damage to the property that exceeded budgeted repairs and maintenance expenditures by $28,000. Wynwood Place will remain on the watch list until such time acceptable performance has been achieved and cash flows have improved.

Additionally, the management company also evicted several long term residents for non-payment and criminal activity during 2012. The combination of vacancy losses, associated turnover costs and capital expenditures incurred throughout the year caused the property to operate below its requirements. The General Partner funded the year-end cash flow deficit by temporarily suspending replacement reserve deposits, deferring management fees and reimbursable expenses due to the affiliated management company. The security deposit and escrow accounts remain fully funded. The management company is focused on reducing expenses to decrease operating deficits. However, the property is budgeted to operate at a deficit in 2013 and the General Partner is expected to continue to fund shortfalls. The investment balance for Wynwood Place as of March 31, 2013, 2012, 2011, 2010, 2009, 2008, and 2007 was $0, $0, $0, $0, $12,976, $19,028, and $76,925, respectively. The Compliance Period for Wynwood Place ends on December 31, 2013.

In the first quarter of 2013, Wynwood Place continues to recover from the excessive vacancy loss which began the previous quarter. The management company has cleared out the non-paying and problem residents and returned the occupancy to 96%. Ten new residents, which equates to 42%, moved in during the quarter. As the replacement reserve account is depleted, all expenditures must be funded from the operating account, which had a balance of $5,273 at the end of the reporting period. Although the operating deficit guarantee period has expired, the Local General Partner remains available to fund cash deficits as needed.

Ashford Place Limited Partnership (“Ashford”) a Local Limited Partnership has struggled for several years with high turnover and a market which has increasingly become more competitive. Several factors have led to poor, property specific results over the past several years. Occupancy historically has been soft, never higher than 90% for any successive quarters for the past three years. Additionally, rents at Ashford have not kept pace with the increase in expenses, and as a result of the soft market conditions, cash flow has been negative since 2002. As this has been a factor from the onset of operations, the original Local General Partner, Cowen Properties, Inc., was unable to meet its financial obligations to the Local Limited Partnership and, as a result, Associates removed the original Local General Partner in March 2002 and substituted WNC Oklahoma, LLC, an affiliated entity. Since inception of Ashford, the Partnership and the General Partner of the Partnership have advanced $462,514 and $258,567 respectively to meet operating deficits as well as capital needs requirements. Ashford had also been subjected to restrictive reserve requirements imposed by the mortgage lender. However, WNC Oklahoma, LLC has been successful in having these requirements reduced which has had a beneficial effect on Ashford’s operating expenses. As of 2011, Ashford has been under the watch of WNC’s Structured Assets Group (“SAG”). During that time, SAG removed the managing agent Western Property Management in November 2011 and they were replaced with Professional Property Management. With a new management team in place along with a new advertising plan to attract more tenants, as of May 2013, Ashford was able to bring its occupancy level to 100%. As of this filing date, Ashford is now current on all past due debt with funds that were provided by the Partnership and the General Partner of the Partnership. The investment balance for Ashford as of March 31, 2013, 2012, 2011, 2010, 2009, 2008, and 2007 was $0, $0,$0,$0, $0, $0, and $456,516, respectively . The Compliance Period for Ashford ends on December 31, 2012.

The Partnership was advised during the year ended March 31, 2003 that the Local Limited Partnership, Mesa Verde Apartments Limited Partnership (“Mesa Verde”) and its original Local General Partner, were not meeting their various guarantee requirements and partnership operational deficit needs. As a result, the Local General Partner was removed, and Associates brought in a substitute Local General Partner, Medlock Charitable Foundation, Inc. (“Medlock”) as managing general partner as well as Shelter Resource Corporation (“Shelter”) as general partner in November 2003. Medlock was unable to perform the general partner duties; therefore, Shelter became the new managing general partner in September 2004, and remains the Local General Partner as of the date of this report.

Since the Local Limited Partnership’s inception, there have been four managing agents providing property management services for Mesa Verde. Mesa Verde is currently being managed by Vantage Property Management and has been since November 2006.

During 2003, occupancy dropped into the 60% range and rebounded in late 2004 into the low 80s. During 2005, occupancy did reach into the high 80%s but collections were approximately 10% lower; this trend continued into 2006. From 2007 until the date of sale of the Local Limited Partnership, April 23, 2010, Mesa Verde Apartments had been continuously experiencing occupancy issues falling as low as the 50’s and no higher than the low 70’s in occupancy. During 2007, there were several incidents involving local authorities that were prevalent throughout the market area and Mesa Verde. These incidents further impacted Mesa Verde’s occupancy, which dropped even further into the low 70%s to high 60%s. Since early 2002, this property has operated with insufficient cash flow due to lower than anticipated occupancy, poor rental collections, and high tenant turnover. Due to the extended period of time Mesa Verde has experienced negative cash flow, the Partnership has funded over $1,000,000 for operations, capital needs, capital improvements, and to refinance the original mortgage as described below.Mesa Verde Apartments has been on the watch list since March 2002 and remained there until the date of sale, which occurred on April 23, 2010. The investment balance for Mesa Verde as of March 31, 2010, 2009, 2008, and 2007 was $0, $0, $0, and $912,470, respectively. The Compliance Period for Mesa Verde ended on December 31, 2012.

In July 2005, the primary mortgage was refinanced with US Bank at a lowered interest rate of 6.17% and a reduced principal balance of $1,750,000. With the new principal balance, the annual debt service was lowered by approximately $60,000. US Bank had declared that the first mortgage was in technical default due to the DCR not staying within mandatory levels. Through negotiations, Associates was able to reach an agreement with US Bank.

Associates offered a plan that cured the DCR default which was accepted by US Bank and they in turn waived their prepayment/yield maintenance provision of the mortgage where $150,000 was be written off for this provision in accordance with the sale of the property.

The tax credit benefit stream ended in June 2008 for Mesa Verde. The General Partner elected to have Mesa Verde listed for sale at $2,300,000 with a national brokerage firm as of September 12, 2008. Mesa Verde appraised at $2,300,000 on June 26, 2008. The sale of the property closed on April 23, 2010 under the provision that the buyer would assume the HOME loan from NFMA and would hold the loan on their books until 2017. When the HOME loan compliance period ends in 2017, the loan will then be able to be written off and deemed paid in full. The HOME loan will carry an interest rate of 0% and require no monthly payments. No recapture of Low Income Housing Tax Credits was experience subsequent to the sale of this Local Limited Partnership.